Provisions (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of changes in other provisions [abstract]
Beginning of the year	R 22,415
End of the year	24,275	R 22,415
Non-current portion	(2,226)	(2,132)
Current portion	22,049	20,283
Product warranties
Reconciliation of changes in other provisions [abstract]
Beginning of the year	13,785	11,538
Income statement charge/(reversal)	2,993	5,772
Utilized	(5,916)	(3,452)
Foreign currency translation differences	401	(73)
End of the year	11,263	13,785
Non-current portion	(291)	(516)
Current portion	10,972	13,269
Maintenance provision
Reconciliation of changes in other provisions [abstract]
Beginning of the year	4,429	3,511
Income statement charge/(reversal)	20,098	13,695
Utilized	(17,923)	(12,604)
Foreign currency translation differences	311	(173)
End of the year	6,915	4,429
Non-current portion	0	0
Current portion	6,915	4,429
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Beginning of the year	1,616	1,424
Finance costs	44	213
Foreign currency translation differences	275	(21)
End of the year	1,935	1,616
Non-current portion	(1,935)	(1,616)
Current portion	0	0
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Beginning of the year	24	11,465
Income statement charge/(reversal)	3,034	(741)
Utilized	(2,278)	(10,653)
Foreign currency translation differences	4	(47)
End of the year	784	24
Non-current portion	0	0
Current portion	784	24
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning of the year	2,561	2,673
Income statement charge/(reversal)	227	224
Utilized	0	0
Foreign currency translation differences	590	(336)
End of the year	3,378	2,561
Non-current portion	0	0
Current portion	R 3,378	R 2,561